Note Payable to Related Party	6 Months Ended
Jun. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note Payable to Related Party
The Company has a note payable to Herbert B. Grimes, its current chief executive officer, in the amount of $785,888 due on July 5, 2013 with interest rate of 10 percent per annum. The Company is making weekly payments to Mr. Grimes in the amount of $1,500 and made additional payments of $35,000 on April 8, 2011, $25,000 on May 27, 2011, $8,750 on July 7, 2011, and August 4, 2011, The Company has scheduled an additional payment of $8,750 on September 8, 2011. Mr. Grimes has agreed that repayment of the note is subject to the Company's ability to pay as measured by its liquidity position, projected cash flows and EBITDA.
Under the terms of the Agreement and Plan of Merger, more fully described in Note 16, within 30 days following the closing of the acquisition of the Company by Reser's Fine Foods, the note to Mr. Grimes will be repaid in full.